Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Basis Of Presentation And Significant Accounting Policies Abstract
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Computer and office equipment	5 years
Vehicles	5 years